Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - Previously Reported [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	[1]	780,000,000	780,000,000
Ordinary shares, shares issued (in Shares)	[1]	17,320,000	15,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	17,320,000	15,000,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,000,000	3,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,000,000	3,000,000

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.